Segment Reporting - Summary of Segment Reporting Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Revenues:
Revenues from services	¥ 391,548	$ 56,769	¥ 342,465	¥ 311,184
Revenues from sales of products	171,690	24,893	165,397	118,719
Total revenues	563,238	81,662	507,862	429,903
Cost of revenues:	(183,199)	(26,561)	(143,716)	(115,981)
Gross profit	380,039	$ 55,101	364,146	313,922
Central laboratory business
Revenues:
Revenues from services	314,770		319,353	297,342
Revenues from sales of products	0		0	0
Total revenues	314,770		319,353	297,342
Cost of revenues:	(82,123)		(81,088)	(73,960)
Gross profit	232,647		238,265	223,382
In-hospital business
Revenues:
Revenues from services	3,606		(281)	(847)
Revenues from sales of products	171,690		165,397	118,719
Total revenues	175,296		165,116	117,872
Cost of revenues:	(63,296)		(50,315)	(35,849)
Gross profit	112,000		114,801	82,023
Pharma research and development services
Revenues:
Revenues from services	73,172		23,393	14,689
Revenues from sales of products	0		0	0
Total revenues	73,172		23,393	14,689
Cost of revenues:	(37,780)		(12,313)	(6,172)
Gross profit	¥ 35,392		¥ 11,080	¥ 8,517